SCHEDULE OF BUSINESS ACQUISITION CONTINGENT CONSIDERATION (Details) (Parenthetical)	Jun. 30, 2024 $ / shares
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.01